Business and Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Business and Organization [Abstract]
Business and Organization

1. Business and Organization

Gramercy Property Trust Inc., or the Company, is a leading global investor and asset manager of commercial real estate. Gramercy specializes in acquiring and managing single-tenant, net leased industrial and office properties. The Company focuses on income-producing properties leased to high quality tenants in major markets in the United States and Europe. Gramercy is organized as a Real Estate Investment Trust, or REIT.

The Company earns revenues primarily through three sources, including (i) rental revenues on properties that it owns directly or in joint ventures in the United States, (ii) asset management revenues on properties owned by third parties in both the United States and Europe, and (iii) pro-rata rental revenues on its equity investment in Gramercy Property Europe plc, or the Gramercy European Property Fund.

On July 1, 2015, the Company entered into an Agreement and Plan of Merger, or the Merger Agreement, with Chambers Street Properties, or Chambers Street, and Columbus Merger Sub, LLC, or Merger Sub, an indirect wholly owned subsidiary of Chambers Street. The proposed merger transaction, or the Merger, is expected to be accounted for under the acquisition method of accounting for business combinations in accordance with Accounting Standards Codification, or ASC, 805 with Gramercy treated as the accounting acquirer.

In February 2015, the Company’s board of directors approved a 1-for-4 reverse stock split of its common stock and outstanding operating partnership units, or OP Units. The reverse stock split was effective after the close of trading on March 20, 2015, and the Company’s common stock began trading on a reverse split-adjusted basis on the New York Stock Exchange on March 23, 2015. No fractional shares were issued in connection with the reverse stock split. Instead, each stockholder holding fractional shares received, in lieu of such fractional shares, cash in an amount determined on the basis of the average closing price of the Company’s common stock on the New York Stock Exchange for the three consecutive trading days ending on March 20, 2015. The reverse stock split applied to all of the Company’s outstanding shares of common stock and therefore did not affect any stockholder’s relative ownership percentage.

During the three months ended September 30, 2015, the Company acquired four properties aggregating approximately 1.1 million square feet for a total purchase price of approximately $111,500. During the nine months ended September 30, 2015, the Company acquired 47 properties aggregating approximately 7.9 million square feet for a total purchase price of approximately $1,050,092.

During the three months ended September 30, 2015, the Company sold two properties aggregating approximately 250,000 square feet for total gross proceeds of approximately $70,100. During the nine months ended September 30, 2015, the Company sold five properties aggregating approximately 336,000 square feet for total gross proceeds of approximately $78,719.

As of September 30, 2015, the Company’s wholly-owned portfolio of net leased properties is summarized as follows:

Properties	Number of Properties	Rentable Square Feet	Occupancy
Industrial Properties	68	14,167,861	100.0%
Office/Banking Centers	80	4,819,052	98.3%
Specialty Industrial	14	676,472	100.0%
Specialty Retail	9	1,187,258	100.0%
Data Centers	2	227,953	100.0%
Total	173	21,078,596	99.6%

Tenants include Bank of America, N.A, Healthy Way of Life II, LLC (d.b.a Life Time Fitness), Nokia Networks, Kar Auction Services, CEVA Freight, LLC, and others. As of September 30, 2015, the Company’s asset management business, which operates under the name Gramercy Asset Management, manages approximately $800,000 of commercial real estate assets for third parties.

The Company has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, or the Internal Revenue Code, and generally will not be subject to U.S. federal income taxes to the extent it distributes its taxable income, if any, to its stockholders. The Company has in the past established, and may in the future establish, taxable REIT subsidiaries, or TRSs, to effect various taxable transactions, subject to the restrictions in the Merger Agreement. Those TRSs would incur U.S. federal, state and local taxes on the taxable income from their activities.

The Company conducts substantially all of its operations through GPT Property Trust LP, the Company’s operating partnership, or the Operating Partnership. The Company is the sole general partner of the Operating Partnership. The Operating Partnership conducts its commercial real estate investment business through various wholly-owned entities and its realty management business primarily through a wholly-owned TRS. Unless the context requires otherwise, all references to “Gramercy,” “Company,” “we,” “our” and “us” mean Gramercy Property Trust Inc., a Maryland corporation, and one or more of its subsidiaries, including the Operating Partnership.

1. Business and Organization

Gramercy Property Trust Inc., or the Company, is a leading global investor and asset manager of commercial real estate. Gramercy specializes in acquiring and managing single-tenant, net leased industrial and office properties. The Company focuses on income producing properties leased to high quality tenants in major markets in the United States and Europe. Gramercy is organized as a Real Estate Investment Trust, or REIT.

Gramercy earns revenues primarily through three sources. The Company earns rental revenues on properties that it owns directly or in joint ventures in the United States, asset management revenues on properties owned by third parties in both the United States and Europe and pro-rata rental revenues on its investment in the Gramercy European Property Fund.

As of December 31, 2014, the Company owns, either directly or in a joint venture or equity investment, a portfolio of 132 industrial and office properties with 99% occupancy. Tenants include Bank of America, N.A., Adesa Texas, Inc., AMCOR Rigid Plastics USA, Inc., EF Transit, Inc., Office Depot, Inc. and others. As of that date, the Company’s asset management business, which operates under the name Gramercy Asset Management, manages for third-parties approximately $1,100,000 of commercial real estate assets.

During the year ended December 31, 2014, the Company acquired 100 properties aggregating 8,999,805 square feet in 28 separate transactions for a total purchase price of approximately $834,269, including the acquisition of the remaining 50% equity interest in the Bank of America Portfolio joint venture, a portfolio of 67 properties across the United States as described further in Note 4 and Note 5.

In December 2014, the Company, along with several investment partners, formed a private real estate investment fund to target single-tenant industrial, office and specialty retail assets throughout Europe, or the Gramercy European Property Fund. The equity investors, including the Company, have collectively committed $426,455 (€352,500) in equity capital, comprised of an initial commitment of $305,475 (€252,500), including $60,490 (€50,000) from the Company and $244,985 (€202,500) from its equity investment partners, plus an additional $120,980 (€100,000) from certain equity investment partners, not including the Company, after the first $305,475 (€252,500) has been invested.

Concurrently with the formation of the Gramercy European Property Fund, the Company also acquired ThreadGreen Europe Limited, a United Kingdom based property investment and asset management platform, which the Company subsequently renamed Gramercy Europe Asset Management, for $3,755 and the issuance of 96,535 shares of the Company’s common stock, valued at $652 as of the date of closing.

The Company has elected to be taxed as REIT under the Internal Revenue Code of 1986, as amended, or the Internal Revenue Code, and generally will not be subject to U.S. federal income taxes to the extent it distributes its taxable income, if any, to its stockholders. The Company has in the past established, and may in the future establish taxable REIT subsidiaries, or TRSs, to effect various taxable transactions. Those TRSs would incur U.S. federal, state and local taxes on the taxable income from their activities.

Substantially all of the Company’s assets are held by, and its operations are conducted through its operating partnership, GPT Property Trust LP, or the Operating Partnership. The Company is the sole general partner of the Operating Partnership. The Company’s Operating Partnership conducts its commercial real estate investment business through various wholly-owned entities and its third-party asset management business primarily through a wholly-owned TRS. As of December 31, 2014, noncontrolling investors held, in the aggregate, a 1.23% limited partnership interest in the Operating Partnership. These interests are referred to as the noncontrolling interests in the Operating Partnership. See Note 14, "Noncontrolling Interest," for more information on the Company’s noncontrolling interests.

On March 15, 2013, the Company disposed of its Gramercy Finance segment and exited the commercial real estate finance business. The disposal was completed pursuant a purchase and sale agreement to transfer the collateral management and subspecial servicing agreements for the Company’s three Collateralized Debt Obligations, CDO 2005-1, CDO 2006-1 and CDO 2007-1, or the CDOs, to CWCapital Investments LLC or CWCapital for $6,291, in cash after expenses. The Company retained its non-investment grade subordinate bonds, preferred shares and ordinary shares, or the Retained CDO Bonds, which may provide the Company with the potential to recoup additional proceeds over the remaining life of the CDOs based upon resolution of underlying assets within the CDOs. However, there is no guarantee that the Company will realize any proceeds from the Retained CDO Bonds, or what the timing of these proceeds may be. In addition, the Company expects to receive additional cash proceeds for past CDO servicing advances including accrued interest at the prime rate of 3.25%, when specific assets within the CDOs are liquidated. On March 15, 2013, the Company deconsolidated the assets and liabilities of Gramercy Finance from the Company’s Consolidated Financial Statements and recognized a gain on the disposal of $389,140 within discontinued operations. For a further discussion regarding the disposal of the Gramercy Finance segment see Note 3, “Dispositions and Assets Held for Sale.”